Joint arrangements and associates	12 Months Ended
Mar. 31, 2026
Disclosure of joint ventures [abstract]
Joint arrangements and associates
51.
Joint arrangements and associates
(a)
Joint ventures

i) 3E NV along with its subsidiaries are engaged in Software Solutions business of (i) asset optimization and analytics of renewable energy assets including energy storage, covering the asset’s entire life cycle, and (ii) the supply of various expert services for engineering, technical and strategic decision support in the area of renewable energy.

During the year ended March 31, 2025, the Group had decided to sell its investments in 3E NV and accordingly classified the same as Assets held for sale as at March 31, 2025. Since the sale did not materialise, the Group has restated its financial information for March 31, 2025 to reflect its investment in 3E NV of INR 3,869 (including goodwill of INR 3,518), as a jointly controlled entity instead of "Assets held for sale". The Group's share of loss for the year ended March 31, 2025 in 3E NV was not material and hence, the Group has accounted for its share of loss from April 1, 2024 to June 30, 2025, in 3E NV aggregating to INR 370 in the statement of profit and loss for March 31, 2026. There are no other material information related to 3E NV.

The Group obtained the rights to control 3E NV on July 1, 2025 and has started consolidating its affairs, as a controlled entity from that date (refer note 52 for further details).

ii) The Group on August 5, 2022 entered into a joint venture agreement with Fluence Energy Singapore Pte. Ltd., to jointly establish a lithium ion Battery Energy Storage System (BESS) integration business in India including the sale, distribution and marketing of the technology and servicing the projects. The agreement prescribes the committed funding amount of USD 10 (INR 824), which shall be split evenly between the parties. Accordingly, the Group has contributed USD 5 (INR 412) to the entity, Fluence India ReNew JV Private Limited (Fluence). Based on the terms contained in agreement this transaction has been classified as joint venture. The Group’s interest in the JV entity is accounted for using the equity method in these consolidated financial statements. During the year ended March 31, 2026, the Group recognised a loss of INR 6 in the consolidated statement of profit or loss as its share in the post-acquisition losses of Fluence (March 31, 2025: loss of INR 27; March 31, 2024: Loss of INR Nil). Accordingly, the carrying value of investment in Fluence as at March 31, 2026 is INR 374 (March 31, 2025: INR 380). On April 7, 2026, the Group entered into a Share Purchase Agreement (SPA) with Fluence Energy Singapore Pte. Ltd. (the “Seller”) to acquire the remaining 50% equity interest in Fluence India Renew JV Private Limited. Pursuant to the completion of this transaction, the Group will hold 100% ownership interest in Fluence India Renew JV Private Limited, which has consequently become a wholly owned subsidiary of the Group.

(b)
Associates

The Group through its subsidiary 'ReNew Power International Limited' has 25% interest in Climate Connect Digital, which is in the business of providing data-driven decarbonization solutions. The country of incorporation and principal place of business of the associate is in United Kingdom. The interest in the aforementioned associate is not material to the Group.

(c)
Joint Operations

The Group has 50% interest in a joint arrangement called VG DTL Transmissions Private Limited which was set up together with KP Energy Limited to develop evacuation facility for the SECI III project in the state of Gujarat. The country of incorporation and principal place of business of the joint operation is in India. The interest in joint operation is not material to the Group.